UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSRS
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-21896

                     OLD MUTUAL ABSOLUTE RETURN FUND, L.L.C.
               (Exact name of registrant as specified in charter)
                                    --------


                          800 Westchester Avenue, S-618
                            Rye Brook, New York 10573
               (Address of principal executive offices) (Zip code)

                          SEI Investments Distributors
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-888-266-2200

                        DATE OF FISCAL YEAR END: MARCH 31

                  DATE OF REPORTING PERIOD: SEPTEMBER 30, 2007

ITEM 1. REPORTS TO STOCKHOLDERS.


Old Mutual Absolute Return Fund, L.L.C.
(formerly Old Mutual 2100 Absolute Return Fund, L.L.C.)

Financial Statements (unaudited)

For the six month period ended September 30, 2007

                     Old Mutual Absolute Return Fund, L.L.C.
                                Table of Contents

Financial Statements (unaudited):

Statement of Assets and Liabilities ........................................   1
Statement of Operations ....................................................   2
Statements of Changes in Members' Capital ..................................   3
Statement of Cash Flows ....................................................   4
Financial Highlights .......................................................   5
Notes to Financial Statements ..............................................   6

For a description of the portfolio holdings of the Master Fund (as defined in Note 1), into which the Fund invests substantially all of its assets, please see the attached financial statements of the Master Fund, which should be read in conjunction with the financial statements of the Fund.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the "Commission") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the
Commission's website at HTTP://WWW.SEC.GOV, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling toll free (888) 266-2200; and (ii) on the Commission's website at HTTP://WWW.SEC.GOV.

                     Old Mutual Absolute Return Fund, L.L.C.
                 Statement of Assets and Liabilities (unaudited)

                               September 30, 2007

ASSETS
Investment in Old Mutual Absolute Return
      Master Fund, L.L.C.                                          $ 10,632,502
Receivable due from Adviser                                             388,909
Deferred offering costs                                                   6,765
                                                                   ------------
      TOTAL ASSETS                                                   11,028,176
                                                                   ------------

LIABILITIES
Management fee payable                                                  115,600
Administration fees payable                                              73,209
Member Services fee payable                                              16,001
Professional fees payable                                                 9,537
Board of Managers' fees payable                                           1,875
Other accrued expenses                                                   10,767
                                                                   ------------
      TOTAL LIABILITIES                                                 226,989
                                                                   ------------

      NET ASSETS                                                   $ 10,801,187
                                                                   ============

MEMBERS' CAPITAL
Net capital                                                        $ 10,242,810
Accumulated net investment loss                                        (247,263)
Net realized loss on investments allocated from Master Fund             (65,512)
Net unrealized appreciation on investments allocated from
   Master Fund                                                          871,152
                                                                   ------------
      MEMBERS' CAPITAL                                             $ 10,801,187
                                                                   ============

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                     Old Mutual Absolute Return Fund, L.L.C.
                       Statement of Operations (unaudited)

                For the six month period ended September 30, 2007

INVESTMENT INCOME ALLOCATED FROM OLD MUTUAL
   ABSOLUTE RETURN MASTER FUND, L.L.C.:
      Interest                                                       $   12,403
                                                                     ----------
EXPENSES ALLOCATED FROM OLD MUTUAL
   ABSOLUTE RETURN MASTER FUND, L.L.C.:
      Professional fees                                                  46,968
      Offering costs                                                      6,659
      Board of Managers' fees                                             3,392
      Administration fee                                                  2,261
      Custody fee                                                           678
      Other expenses                                                     33,520
                                                                     ----------
         Total Expenses allocated from Old Mutual
            Absolute Return Master Fund, L.L.C.:                         93,478
                                                                     ----------
FUND EXPENSES:
      Professional fees                                                  65,349
      Management fee                                                     64,411
      Member Services fee                                                47,379
      Administration fee                                                 42,623
      Offering costs                                                     40,588
      Board of Managers' fees                                             3,750
      Custody fee                                                           750
      Other expenses                                                      7,725
                                                                     ----------
         Total Fund Expenses                                            272,575

      Total expenses before reimbursement                               366,053
                                                                     ----------

      Fund expenses reimbursed                                         (211,033)
                                                                     ----------

         Net Expenses                                                   155,020
                                                                     ----------
NET INVESTMENT LOSS                                                    (142,617)
                                                                     ----------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON
   INVESTMENTS ALLOCATED FROM MASTER FUND
Net realized loss on investments
     allocated from Master Fund                                         (61,056)
Net change in unrealized appreciation on
     on investments allocated from Master Fund                          386,904
                                                                     ----------

NET REALIZED AND UNREALIZED GAIN/(LOSS)                                 325,848
                                                                     ----------
NET INCREASE IN MEMBERS' CAPITAL DERIVED
     FORM INVESTING ACTIVITIES                                       $  183,231
                                                                     ==========

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                     Old Mutual Absolute Return Fund, L.L.C.
              Statements of Changes in Members' Capital (unaudited)

                                                  For the six month    November 1, 2006*
                                                     period ended              to
                                                  September 30, 2007     March 31, 2007
                                                  ------------------   -----------------
FROM INVESTMENT ACTIVITIES:
   Net investment loss**                          $         (142,617)  $        (104,646)
   Net realized loss on investments
      allocated from Master Fund                             (61,056)             (4,456)
   Net change in unrealized appreciation on
      investments allocated from Master Fund                 386,904             484,248
                                                  ------------------   -----------------

         Net increase in Members' Capital
            derived from investment activities               183,231             375,146
                                                  ------------------   -----------------

MEMBERS' CAPITAL TRANSACTIONS:
   Proceeds from sales of Interests                          446,500           9,696,310
                                                  ------------------   -----------------

NET INCREASE IN MEMBERS' CAPITAL:                            629,731          10,071,456
Members' Capital at Beginning of Period                   10,171,456             100,000
                                                  ------------------   -----------------
Members' Capital at End of Period                 $       10,801,187   $      10,171,456
                                                  ==================   =================

ACCUMULATED NET INVESTMENT LOSS                   $         (247,263)  $        (104,646)
                                                  ==================   =================

 *    Commencement of operations.

**    Investment income less net expenses.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                     Old Mutual Absolute Return Fund, L.L.C.
                       Statement of Cash Flows (unaudited)

                For the six month period ended September 30, 2007

CASH FLOWS FROM OPERATING ACTIVITIES
Net increase in Members' Capital derived from investment activities                    $  183,231
Adjustments to reconcile net increase in Members' Capital derived from investment activities to net cash used in operating activities:
      Purchases of investment in Old Mutual
         Absolute Return Master Fund, L.L.C.                                             (446,500)
      Proceeds from sales of investment in Old Mutual
         Absolute Return Master Fund, L.L.C.                                               35,905
      Net realized loss on investments allocated
         from Master Fund                                                                  61,056
      Net change in unrealized appreciation on
         investments allocated from Master Fund                                          (386,904)
      Net investment loss allocated from Master Fund                                       81,075
      Decrease in receivable from Master Fund                                              50,341
      Decrease in deferred offering costs                                                  40,587
      Increase in receivable due from Adviser                                            (130,004)
      Increase in management fee payable                                                   64,411
      Increase in administration fee payable                                               42,623
      Decrease in professional fees payable                                               (57,409)
      Increase in Member Services fee payable                                              16,001
      Increase in Board of Managers' fees payable                                             833
      Decrease in other accrued expenses                                                   (1,746)
                                                                                       ----------
Net cash used in operating activities                                                    (446,500)
                                                                                       ----------

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from sales of Interests                                                          446,500
                                                                                       ----------
Net cash provided by financing activities                                                 446,500
                                                                                       ----------

NET CHANGE IN CASH                                                                             --
Cash, beginning of period                                                                      --
                                                                                       ----------
CASH, END OF PERIOD                                                                    $       --
                                                                                       ==========

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                     Old Mutual Absolute Return Fund, L.L.C.
                        Financial Highlights (unaudited)

                                          For the six month    November 1, 2006*
                                             period ended              to
                                          September 30, 2007    March 31, 2007
                                          ------------------   -----------------

Total Return (1)                                  1.84%               3.85%

Net assets, end of period (000's)         $     10,801         $    10,171

Ratio to average net assets:
   Expenses, before waivers and
      reimbursements (2)                          6.96% (3)           8.95% (3)
   Expenses, net of waivers and
      reimbursements (2)                          2.95% (3)           2.95% (3)
   Net investment loss, before waivers
      and reimbursements                         (6.72)% (3)         (8.56)% (3)
   Net investment loss, net of waivers
      and reimbursements                         (2.71)% (3)         (2.56)% (3)

Portfolio turnover rate(4)                        0.00%               0.00%

  *   Commencement of operations.

(1)   Total return is for the period indicated and has not been annualized.

(2) Expenses of Portfolio Funds from the Master Fund are not included in the expense ratio.

(3)   Annualized.

(4) Represents portfolio turnover rate of Old Mutual Absolute Return Master Fund, L.L.C.

Note: The expense ratios, the net investment loss ratio, and the total return percentages are calculated for the Members taken as a whole. The computation of such ratios and return based on the amount of expenses charged to any specific Member may vary from the overall ratios presented in the financial statements as a result of the timing of capital transactions.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                     Old Mutual Absolute Return Fund, L.L.C.
                    Notes to Financial Statements (unaudited)

                               September 30, 2007

1. ORGANIZATION

Old Mutual Absolute Return Fund, L.L.C. (the "Fund") (formerly Old Mutual 2100 Absolute Return Fund, L.L.C.) is a Delaware limited liability company that is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as a non-diversified, closed-end, management investment company, which was formed on April 25, 2006 and commenced operations on November 1, 2006.

Investors  who  purchase  limited   liability  company  interests  in  the  Fund
("Interests") and are admitted to the Fund by its Board of Managers (the "Board"), become members of the Fund ("Members").

The Fund employs a "fund of funds" investment program that enables eligible investors, through one investment, to participate in the investment programs of a professionally selected group of asset managers without being subject to the high minimum investment requirements that many asset managers typically impose. The Fund is similar to a private investment fund in that it is actively managed and Interests are sold solely to high net worth individual and institutional investors, but differs from a typical private investment fund in that it has registered as an investment company under the 1940 Act and has registered the offering of its Interests under the Securities Act of 1933, as amended (the "1933 Act").

The Fund's investment objective is to seek to generate attractive returns while attempting to reduce volatility. In pursuing its investment objective, the Fund invests substantially all of its assets in Old Mutual Absolute Return Master Fund, L.L.C. (the "Master Fund") (fomerly Old Mutual 2100 Absolute Return Master Fund, L.L.C.), a Delaware limited liability company, which, like the Fund, is registered under the 1940 Act. The Master Fund, in turn, invests its assets primarily in private investment funds, joint ventures, investment companies and other similar investment vehicles ("Portfolio Funds") that are managed by a select group of portfolio managers ("Portfolio Managers") that invest in a variety of financial markets and utilize a broad range of alternative investment strategies. The Master Fund has the same investment objective and substantially the same investment policies as those of the Fund. The form of investment structure is commonly known as a "master/feeder fund" arrangement.

2. SIGNIFICANT ACCOUNTING POLICIES

The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America. The following is a summary of the significant accounting policies followed by the Fund:

A. Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires the Adviser to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from these estimates.

                     Old Mutual Absolute Return Fund, L.L.C.
              Notes to Financial Statements (unaudited) (continued)

2. SIGNIFICANT ACCOUNTING POLICIES (CONCLUDED)

B. Portfolio Valuation and Investment Transactions

The net asset value of the Fund is determined by or at the direction of the Adviser as of the close of business as of the end of each month in accordance with the valuation principles as may be determined from time to time pursuant to policies established by the Board. The net asset value of the Fund is based on the net asset value of its interest in the Master Fund. The net asset value of the Master Fund is based primarily on the fair value of each of its interests in Portfolio Funds. Valuation of Portfolio Funds held by the Master Fund is discussed in the notes to the Master Fund's financial statements. The audited financial statements of the Master Fund are attached, including the schedule of investments, and are an integral part of these financial statements. The percentage of the Master Fund owned by the Fund at September 30, 2007 was 89.7%.

The Fund records its proportionate share of the Master Fund's investment income, expenses, realized and unrealized gains and losses.

C. Income Taxes

Counsel to the Fund rendered an opinion that the Fund will be classified as a partnership and not as an association taxable as a corporation for Federal tax purposes. Counsel to the Fund also has rendered its opinion that, under a "facts and circumstances" test, the Fund will not be treated as a "publicly traded partnership" taxable as a corporation. Accordingly, the Fund should not be subject to Federal income tax, and each Member will be required to report on its own annual tax return such Member's distributive share of the Fund's taxable income or loss.

D. Distribution Policy

The Fund has no present intention of making periodic distributions of its net investment income or capital gains, if any, to Members. The amount and frequency of distributions, if any, will be determined in the sole discretion of the Board.

E. Cash

The Fund maintains a bank account in Pennsylvania. The Federal insurance on this account insures cash balances up to $100,000.

3. MANAGEMENT FEE, RELATED PARTY TRANSACTIONS AND OTHER

Larch Lane Advisors LLC (the "Adviser") (formerly, 2100 Larch Lane LLC), a Delaware limited liability company, serves as the investment adviser of the Fund pursuant to an agreement dated October 13, 2006. The initial term of the agreement expires on October 13, 2008 and may be continued in effect from year to year thereafter if its continuance is approved annually. The Adviser is registered as an investment adviser under the Investment Advisers Act of 1940, as amended (the "Advisers Act"). LLA Holdings, LLC, the special member of the Adviser, owns 81.25% of the Adviser and is an

                     Old Mutual Absolute Return Fund, L.L.C.
              Notes to Financial Statements (unaudited) (continued)

3. MANAGEMENT FEE, RELATED PARTY TRANSACTIONS AND OTHER (CONTINUED)

indirect majority-owned subsidiary of Old Mutual (US) Holdings, Inc. ("OMUSH"), which is a wholly-owned subsidiary of Old Mutual plc, a London exchange listed international financial services firm. OMUSH is also a member of the Fund and the Master Fund. OMUSH has Members' capital of $105,762 as of September 30, 2007. The Adviser is responsible for developing, implementing and supervising the Fund's investment program and providing day-to-day management services to the Fund.

In consideration for the services provided by the Adviser, the Fund pays the Adviser a monthly fee, payable in arrears within 30 business days after the end of the month, at an annualized rate of 1.25% of the Fund's net assets as of the end of each month, after adjustment for any purchases and repurchases of Interests during the month.

The Fund has entered into a distribution agreement (the "Distribution Agreement") with Old Mutual Investment Partners (the "Distributor"), an indirect, wholly-owned subsidiary of OMUSH, dated October 13, 2006 to act as the distributor for the sale of Interests and facilitate and assist in (or arrange for) the provision by broker-dealers ("Selected Dealers") of investor services ("Member Services") to Members that are customers of Selected Dealers. Member Services refer principally to handling Member inquiries regarding the Fund or their investments in the Fund. The initial term of the agreement expires on October 13, 2008 and may be continued in effect from year to year thereafter if its continuance is approved annually.

The Distributor is entitled to charge a sales load to each investor on the purchase price of its Interests of up to 2%. The specific amount of the sales load paid with respect to a Member is generally dependent on the size of the investment in the Fund. The sales load will be charged as a percentage of an investor's investment amount. The sales load will not constitute an investment made by the investor in the Fund.

The sales load may be adjusted or waived at the sole discretion of the applicable selected dealer in consultation with the Fund, and is expected to be waived for the Adviser and its affiliates, including the directors, partners, principals, officers and employees of each of these entities, and employees of the Selected Dealers and certain of their affiliates.

In addition, as compensation for the sale and marketing of Interests, as well as providing Member Services, the Fund pays the Distributor a monthly fee at an annual rate of 0.90% of the net assets of the Fund (the "Marketing and Member Servicing Fee"). This fee is calculated as of the end of the month, after adjustment for any purchases and repurchases of Interests during the month. The fee is due and payable in arrears within 30 business days after the end of such month.

The Fund and the Master Fund have entered into a Master/Feeder Agreement dated October 13, 2006. Pursuant to the agreement, the Fund and the Master Fund will each have the same investment objective and substantially the same investment policies. The Fund will pursue its investment objective by investing on an ongoing basis substantially all of its investable assets in the Master Fund in exchange for limited liability company interests in the Master Fund. The
Master/Feeder Agreement will remain in effect unless terminated by the Fund or the Master Fund.

                     Old Mutual Absolute Return Fund, L.L.C.
              Notes to Financial Statements (unaudited) (continued)

3. MANAGEMENT FEE, RELATED PARTY TRANSACTIONS AND OTHER (CONCLUDED)

The Fund is managed by the Board and each member of the Board who is not an "interested manager" of the Fund, as defined by the 1940 Act (the "Independent Managers"), is entitled to an annual retainer of $2,500 and will be reimbursed by the Fund for travel-related expenses. The Independent Managers of the Board are Gerald Hellerman, Paul D. Malek, and George W. Morriss.

Pursuant to an administrative services agreement dated October 13, 2006 and amended February 8, 2007, SEI Investments Global Funds Services (the "Administrator"), provides various administrative services to the Fund and the Master Fund, including fund accounting, investor accounting and taxation services, maintaining the register of the Fund and generally performing all actions related to the issuance and transfer of Interests; reviewing and, subject to approval by the Fund, accepting subscriptions for Interests and accepting payment therefore; performing all acts related to the repurchase of Interests; and performing all other clerical services necessary in connection with the administration of the Fund. The initial term of the agreement expires on November 1, 2009 and may be continued in effect from year to year thereafter if its continuance is approved annually.

In consideration for the services provided by the Administrator, prior to April 1, 2007, the Fund paid the Administrator a fee, calculated and assessed monthly in arrears based on the net assets of the Fund as of the prior month end as follows: 0.13% on the first $100 million in aggregate net assets, 0.11% on the next $200 million in net assets, 0.09% on the next $200 million in net assets, and 0.07% on aggregate net assets in excess of $500 million, subject to a minimum annual fee of $70,000 for the first year, which will increase in subsequent years. Beginning April 1, 2007, the Fund pays the Administrator a fee, calculated and assessed monthly in arrears based on the aggregate net assets of the Fund as of the prior month end as follows: 0.13% on the first $100 million in aggregate net assets, 0.11% on the next $200 million in net assets, 0.09% on the next $200 million in net assets, and 0.07% on aggregate net assets in excess of $500 million, subject to a minimum annual fee of $85,000 for the first year, which will increase in subsequent years and which is allocated among the Fund and Old Mutual Absolute Return Institutional Fund, L.L.C. on a pro rata basis among the funds based on the net assets of each fund.

SEI Private Trust Company (the "Custodian") serves as the custodian for the assets of the Fund pursuant to an agreement dated October 13, 2006. In consideration for the services provided by the Custodian, the Fund pays the Custodian a monthly fee at an annualized rate of 0.0025% of the Fund's net assets, subject to a minimum annual fee of $1,500. The agreement will remain in effect unless terminated by the Fund or the Custodian.

The Custodian also serves as the escrow agent with respect to monies received from prospective investors in advance of dates when Interests may be purchased and monies may be transmitted to the Fund pursuant to an agreement dated October 13, 2006. In consideration for the services provided by the Custodian as escrow agent to the Fund, the Fund pays the Custodian a monthly fee at an annualized rate of 0.0025% of the Fund's net assets, subject to a minimum annual fee of $1,500. The agreement will remain in effect unless terminated by the Fund or the Custodian.

                     Old Mutual Absolute Return Fund, L.L.C.
              Notes to Financial Statements (unaudited) (continued)

4. FUND EXPENSES

In addition to fees paid under the Investment Management Agreement, Distribution Agreement, Administrative Services Agreement and Custodian Agreement, the Fund bears its own operating expenses and, through its investment in the Master Fund, its portion of the Master Fund's operating expenses. These operating expenses include, but are not limited to: all investment-related expenses (including, but not limited to, fees paid director or indirectly to Portfolio Managers, investment-related interest expenses, all costs and expenses directly related to portfolio transactions and positions for the Master Fund's account such as direct and indirect expenses associated with the Master Fund, transfer taxes and premiums and taxes withheld on foreign dividends); any non-investment related interest expense; fees and disbursements of any attorneys and accountants engaged on behalf of the Fund and the Master Fund; entity-level taxes, audit and tax preparation fees and expenses; administrative expenses and fees of the Master Fund; custody expenses of the Fund and the Master Fund; escrow expenses of the Fund; the costs of an errors and omissions/directors and officers liability insurance and a fidelity bond for the Fund and the Master Fund; fees and travel-related expenses of the Board of the Fund and the Master Fund who are not employees of the Adviser or any affiliate of the Adviser; all costs and charges for equipment or services used in communicating information regarding the Fund's and Master Fund's transactions among the sub-adviser and any custodian or other agent engaged by the Fund; any extraordinary expenses; and such other expenses as may be approved from time to time by the Board.

The Fund also indirectly bears fees and expenses of the Master Fund, as an investor in the Portfolio Funds. Each Portfolio Manager generally receives a management fee and a performance fee or allocation with respect to the assets of Portfolio Funds that it manages. The amount of these fees and allocations varies among Portfolio Managers, but the management fees are generally expected to be between 1.0%-2.0%, on an annual basis, of the total assets managed by a Portfolio Manager, and the performance fees or allocations are generally expected to be between 15%-25% of the net capital appreciation (if any) in the assets managed by a Portfolio Manager.

All expenses of the Fund are paid by the Master Fund, with a corresponding charge to the Fund's capital account.

The Adviser and the Fund have entered into an expense limitation and reimbursement agreement dated October 13, 2006 (the "Expense Limitation Agreement") under which the Adviser has agreed to waive its fees, or to pay or absorb the ordinary operating expenses of the Fund (including all organization and offering expenses, as well as the portion of the Master Fund's fees and expenses borne by the Fund), to the extent that they exceed 2.95% per annum of the Fund's average monthly net assets (the "Expense Limitation"). In consideration of the Adviser's agreement to limit the Fund's expenses, the Fund will carry forward the amount of expenses waived, paid or absorbed by the Adviser in the excess of the Expense Limitation for a period not to exceed three years from the end of the fiscal year in which they were incurred and will reimburse the Adviser (or its affiliate) such amounts. Reimbursement will be made as promptly as possible but only to the extent it does not cause the Fund's ordinary operating expenses to exceed the Expense Limitation. As of September 30, 2007, the amount of the carryforward is $686,113. The Expense Limitation Agreement will remain in effect until terminated by the Fund.

                     Old Mutual Absolute Return Fund, L.L.C.
              Notes to Financial Statements (unaudited) (continued)

5. INITIAL OFFERING COSTS AND ORGANIZATION EXPENSES

The Fund incurred initial offering costs totaling approximately $81,175 comprised principally of legal costs pertaining to the preparation of the Fund's offering documents. These costs will be amortized over the initial twelve-month period which is expected to expire on October 31, 2007. These offering costs are subject to the Expense Limitation Agreement with the Adviser.

Costs incurred in connection with the organization of the Fund were expensed at April 25, 2006, the inception date and are subject to the Expense Limitation Agreement with the Adviser. The Adviser paid the costs in connection with the organization of the Fund. The Fund incurred $135,000 in organization costs, and will repay the advisor.

6. BORROWINGS

The Fund and the Master Fund are authorized to borrow money for investment purposes, to meet repurchase requests and for cash management purposes. Borrowings by the Fund and the Master Fund are subject to a 300% asset coverage requirement under the 1940 Act. Portfolio Funds that are not registered investment companies are not subject to this requirement. The Fund had no borrowings during the period ended September 30, 2007.

7. CAPITAL ACCOUNTS AND ALLOCATIONS

The Fund maintains a separate capital account for each Member. The net profits or net losses of the Fund (including, without limitation, net realized gain or loss and the net change in unrealized appreciation or depreciation of securities positions) are credited to or debited against the capital accounts of Members as of the end of each fiscal period in accordance with their respective investment percentages for the period. Each Member's investment percentage is determined each fiscal period by dividing, as of the commencement of the period, the balance of the Member's capital account by the sum of the balances of the capital accounts of all Members.

A fiscal period begins on the day after the last day of the preceding fiscal period and ends at the close of business on the first to occur of: (i) the last day of each fiscal year (March 31); (ii) the last day of each taxable year (December 31); (iii) the day preceding the date as of which any contributions to the capital of the Fund is made; (iv) any day as of which the Fund repurchases the Interest (or portion thereof) of any Member; or (v) any day as of which any amount is credit to or debited from the capital account of any Member other than an amount to be credited to or debited from the capital accounts of all Members in accordance with their respective investment percentages.

                     Old Mutual Absolute Return Fund, L.L.C.
              Notes to Financial Statements (unaudited) (continued)

8. SUBSCRIPTIONS AND REDEMPTIONS OF INTERESTS

The minimum initial investment in the Fund from each investor is $250,000 and the minimum additional investment in the Fund is $25,000. The minimum initial and minimum additional investment requirements may be reduced or increased by the Board.

The Fund expects to offer Interests once a month, generally as of the first business day of each month or more or less frequently in the sole discretion of the Board.

Interests are not redeemable and a Member has no right to require the Fund to redeem its Interest. The Fund will from time to time make offers to repurchase Interests from Members pursuant to written tenders. Repurchase offers will be made at such times and on such terms as may be determined by the Board, in its sole discretion. In determining whether the Fund should offer to repurchase Interests or portions thereof from Members, the Board will consider the recommendations of the Adviser. The Adviser currently expects that it will recommend to the Board that the Fund offer to repurchase Interests from Members no later than December 31, 2007, and thereafter, four times each year, as of the last day of each calendar quarter.

The Board will also consider the following factors, among others, in making a determination as to whether to make an offer to repurchase Interests from
Members: (i) whether any Members have requested the Fund to repurchase their Interests or portions thereof; (ii) the liquidity of the Fund's assets (including the liquidity of investments held by the Master Fund); (iii) the investment plans and working capital requirements of the Fund; (iv) the relative economies of scale with respect to the size of the Fund; (v) the history of the Fund in repurchasing Interests; (vi) the economic condition of the securities markets; and (vii) the anticipated tax consequences of any proposed repurchases of Interests or portions thereof.

9. INDEMNIFICATIONS

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

                     Old Mutual Absolute Return Fund, L.L.C.
              Notes to Financial Statements (unaudited) (concluded)

10. RECENT ACCOUNTING PRONOUNCEMENTS

On July 13, 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No.48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Based on its analysis, management has determined that the adoption of FIN 48 did not have a material impact to the Fund's financial statements upon adoption. However, management's conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from the FASB, and on-going analyses of and changes to tax laws, regulations and interpretations thereof.

In September 2006, the Financial Accounting Standards Board ("FASB") issued Statement on Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, set s out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. At this time, management is evaluating the implications of FAS 157 and its impact on the financial statements has not yet been determined.

Old Mutual Absolute Return Master Fund, L.L.C.
(formerly Old Mutual 2100 Absolute Return Master Fund, L.L.C.)

Financial Statements (unaudited)

For the six month period ended September 30, 2007

                 Old Mutual Absolute Return Master Fund, L.L.C.
                                Table of Contents

Financial Statements (unaudited):

Schedule of Investments ...................................................   1
Statement of Assets and Liabilities .......................................   3
Statement of Operations ...................................................   4
Statements of Changes in Members' Capital .................................   5
Statement of Cash Flows ...................................................   6
Financial Highlights ......................................................   7
Notes to Financial Statements .............................................   8

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the "Commission") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the
Commission's website at HTTP://WWW.SEC.GOV, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling toll free (888) 266-2200; and (ii) on the Commission's website at HTTP://WWW.SEC.GOV.

                 Old Mutual Absolute Return Master Fund, L.L.C.
                       Schedule of Investments (unaudited)

                               September 30, 2007

           INVESTMENT STRATEGIES AS A PERCENTAGE OF TOTAL INVESTMENTS

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Capital Structure Arbitrage                 12.1%

Commodity Trading Advisor                   10.1%

Equity Long Bias                            17.0%

Equity Market Neutral                       13.2%

Equity Variable Bias                        21.5%

Event Driven                                17.9%

Relative Value                               8.2%

                                                                               %* OF
                                                                              MEMBERS'
PORTFOLIO FUND                                        COST         VALUE       CAPITAL    LIQUIDITY
----------------------------------------------------------------------------------------------------
CAPITAL STRUCTURE ARBITRAGE:
BAM Opportunity Fund, L.P.                         $  339,000   $   378,643       3.20%   Quarterly
Linden Investors, L.P.                                479,000       505,123       4.26%   Quarterly
Tenor Opportunity Fund, L.P.                          415,000       437,206       3.69%   Quarterly
                                                   ------------------------------------
   TOTAL CAPITAL STRUCTURE ARBITRAGE                1,233,000     1,320,972      11.15%
                                                   ------------------------------------

COMMODITY TRADING ADVISOR:
Tudor Tensor Fund, L.P.                             1,000,000     1,098,138       9.27%    Monthly
                                                   ------------------------------------
   TOTAL COMMODITY TRADING ADVISOR                  1,000,000     1,098,138       9.27%
                                                   ------------------------------------

EQUITY LONG BIAS:
JANA Partners Qualified, L.P.                         448,000       507,126       4.28%   Quarterly
Quadrangle Equity Investors, L.P.                     415,000       507,185       4.28%   Quarterly
Renaissance Institutional Equities Fund, LLC          800,000       838,874       7.08%    Monthly
                                                   ------------------------------------
   TOTAL EQUITY LONG BIAS                           1,663,000     1,853,185      15.64%
                                                   ------------------------------------

                 Old Mutual Absolute Return Master Fund, L.L.C.
                 Schedule of Investments (unaudited) (concluded)

                               September 30, 2007

                                                                               %* OF
                                                                              MEMBERS'
PORTFOLIO FUND                                        COST         VALUE       CAPITAL    LIQUIDITY
----------------------------------------------------------------------------------------------------
EQUITY MARKET NEUTRAL:
The Black Mesa Fund                                $  415,000   $   446,109       3.76%   Monthly
Two Sigma Spectrum U.S. Fund, L.P.                  1,000,000       993,541       8.38%   Quarterly
                                                   ------------------------------------
   TOTAL EQUITY MARKET NEUTRAL                      1,415,000     1,439,650      12.14%
                                                   ------------------------------------

EQUITY VARIABLE BIAS:
7x7 Institutional Partners, L.P.                      458,000       509,700       4.30%    Monthly
Cedar Hill Capital Partners Onshore, L.P.             449,000       798,241       6.74%   Quarterly
Enso Global Equities Partnership, L.P.                468,000       520,745       4.39%   Quarterly
Rosen Real Estate Securities Value Fund II, L.P.      468,000       515,379       4.35%   Quarterly
                                                   ------------------------------------
   TOTAL EQUITY VARIABLE BIAS                       1,843,000     2,344,065      19.78%
                                                   ------------------------------------

EVENT DRIVEN:
Claren Road Credit Partners, L.P.                     458,000       500,727       4.22%   Quarterly
GoldenTree Partners, L.P.                             458,000       510,129       4.30%   Quarterly
Greywolf Capital Partner II, L.P.                     458,000       509,130       4.30%   Annually
Jefferies Buckeye Fund, LLC                           415,000       431,147       3.64%   Quarterly
                                                   ------------------------------------
   TOTAL EVENT DRIVEN                               1,789,000     1,951,133      16.46%
                                                   ------------------------------------

RELATIVE VALUE:
Ellington Mortgage Partners, L.P.                   1,000,000       898,919       7.59%   Quarterly
                                                   ------------------------------------
   TOTAL RELATIVE VALUE                             1,000,000       898,919       7.59%
                                                   ------------------------------------

    TOTAL PORTFOLIO FUNDS                          $9,943,000   $10,906,062      92.03%
                                                   ====================================

* Percentages are based on Members' Capital at end of period of $11,850,469.

The aggregate cost of investments for tax purposes was $9,943,000. Net unrealized appreciation on investments for tax purposes was $963,062 consisting of $1,070,602 of gross unrealized appreciation and ($107,540) of gross unrealized depreciation.

The investments in Portfolio Funds shown above, representing 92.03% of Members' Capital, have been fair valued as described in Note 2.B.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                 Old Mutual Absolute Return Master Fund, L.L.C.
                 Statement of Assets and Liabilities (unaudited)

                               September 30, 2007

ASSETS
Investments in Portfolio Funds, at fair value (cost $9,943,000)   $  10,906,062
Cash                                                                    777,895
Receivable for Investment sold                                          200,950
Due from Old Mutual Absolute
   Return Institutional Fund, L.L.C.                                     99,020
Prepaid insurance fees                                                   15,000
Deferred offering costs                                                   1,227
Interest receivable                                                       3,254
                                                                  -------------
   TOTAL ASSETS                                                      12,003,408
                                                                  -------------

LIABILITIES
Payable to Adviser                                                      109,625
Professional fees payable                                                32,873
Administration fees payable                                               4,583
Board of Managers' fees payable                                           1,875
Other accrued expenses                                                    3,983
                                                                  -------------
   TOTAL LIABILITIES                                                    152,939
                                                                  -------------

   NET ASSETS                                                     $  11,850,469
                                                                  =============

MEMBERS' CAPITAL
Net capital                                                       $  11,123,536
Accumulated net investment loss                                        (163,161)
Accumulated net realized loss on Portfolio Funds                        (72,968)
Net unrealized appreciation on investments in Portfolio Funds           963,062
                                                                  -------------
   MEMBERS' CAPITAL                                               $  11,850,469
                                                                  =============

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                 Old Mutual Absolute Return Master Fund, L.L.C.
                       Statement of Operations (unaudited)

                For the six month period ended September 30, 2007

INVESTMENT INCOME:
   Interest                                                       $      13,721
                                                                  -------------

EXPENSES:
   Professional fees                                                     41,769
   Offering costs                                                         7,363
   Board of Managers' fees                                                3,750
   Administration fee                                                     2,117
   Custody fee                                                              750
   Other expenses                                                         9,958
                                                                  -------------
     Total expenses                                                      65,707
                                                                  -------------
NET INVESTMENT LOSS                                                     (51,986)
                                                                  -------------

NET REALIZED AND UNREALIZED GAIN/(LOSS)
   ON INVESTMENTS IN PORTFOLIO FUNDS
Net Realized Loss on
   Investments in Portfolio Funds                                       (68,050)
Net Change in Unrealized Appreciation on
   Investments in Portfolio Funds                                       428,450
                                                                  -------------

NET REALIZED AND UNREALIZED GAIN
   ON INVESTMENTS IN PORTFOLIO FUNDS                                    360,400
                                                                  -------------

NET INCREASE IN MEMBERS' CAPITAL DERIVED
   FROM INVESTMENT ACTIVITIES                                     $     308,414
                                                                  =============

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                 Old Mutual Absolute Return Master Fund, L.L.C.
              Statements of Changes in Members' Capital (unaudited)

                                                              For the six month    November 1, 2006*
                                                                 period ended              to
                                                              September 30, 2007     March 31, 2007
                                                              -------------------  -----------------
FROM INVESTMENT ACTIVITIES:
   Net investment loss**                                      $          (51,986)  $        (111,175)
   Net realized loss on investments
     in Portfolio Funds                                                  (68,050)             (4,918)
   Net change in unrealized appreciation on
     investments in Portfolio Funds                                      428,450             534,612
                                                              ------------------   -----------------

       Net increase in Members' Capital
         derived from investment activities                              308,414             418,519
                                                              ------------------   -----------------

MEMBERS' CAPITAL TRANSACTIONS:
   Proceeds from sales of Interests                                      595,520          10,696,310
   Redemptions of Interests                                              (69,986)           (103,408)
                                                              ------------------   -----------------
     Total Members' Capital Transactions                                 525,534          10,592,902
                                                              ------------------   -----------------

NET INCREASE IN MEMBERS' CAPITAL:                                        833,948          11,011,421
Members' Capital at Beginning of Period                               11,016,521               5,100
                                                              ------------------   -----------------
Members' Capital at End of Period                             $       11,850,469   $      11,016,521
                                                              ==================   =================

ACCUMULATED NET INVESTMENT LOSS                               $         (163,161)  $        (111,175)
                                                              ==================   =================

 *    Commencement of operations.

**    Investment income less net expenses.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                 Old Mutual Absolute Return Master Fund, L.L.C.
                       Statement of Cash Flows (unaudited)

                For the six month period ended September 30, 2007

CASH FLOWS FROM OPERATING ACTIVITIES
Net increase in Members' Capital derived from investment activities       $    308,414
Adjustments to reconcile net increase in Members' Capital derived from investment activities to net cash used in operating activities:
      Proceeds from sales of Portfolio Funds                                   200,950
      Net realized loss on
        Investments in Portfolio Funds                                          68,050
      Net change in unrealized appreciation
        on investments in Portfolio Funds                                     (428,450)
      Decrease in receivable for Investment sold                                43,132
      Decrease in deferred offering costs                                        7,363
      Increase in interest receivable                                           (1,284)
      Increase in prepaid insurance expense                                    (15,000)
      Increase in due from Absolute Return Institutional Fund, L.L.C.          (99,020)
      Decrease in due to Absolute Return Master Fund, L.L.C.                   (99,000)
      Decrease in professional fees payable                                    (56,536)
      Increase in administration fee payable                                     2,500
      Increase in Board of Managers' fees payable                                  833
      Decrease in other accrued expenses                                       (24,110)
                                                                          ------------
Net cash used in operating activities                                          (92,158)
                                                                          ------------

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from Sale of Interests                                                595,520
Redemptions of Interests                                                      (120,327)
                                                                          ------------
Net cash provided by financing activities                                      475,193
                                                                          ------------

NET INCREASE IN CASH                                                           383,035
Cash, beginning of period                                                      394,860
                                                                          ------------
CASH, END OF PERIOD                                                       $    777,895
                                                                          ============

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                 Old Mutual Absolute Return Master Fund, L.L.C.
                        Financial Highlights (unaudited)

                                         For the six month    November 1, 2006*
                                            period ended             to
                                         September 30, 2007    March 31, 2007
                                         ------------------   ------------------

Total Return (1)                                 2.81%                3.95%

Net assets, end of period (000's)            $ 11,850             $ 11,017

Ratio to average net assets:

   Expenses (2)                                  1.15% (3)            2.93% (3)

   Net investment loss                          (0.91)% (3)          (2.52)% (3)

Portfolio turnover rate                          0.00% (4)            2.52% (4)

  *   Commencement of operations.

(1)   Total return is for the period indicated and has not been annualized.

(2)   Expenses of Portfolio Funds are not included in the expense ratio.

(3)   Annualized.

(4)   Not annualized.

Note: The expense ratios, the net investment loss ratio, and the total return percentages are calculated for the Members taken as a whole. The computation of such ratios and return based on the amount of expenses charged to any specific Member may vary from the overall ratios presented in the financial statements as a result of the timing of capital transactions.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                 Old Mutual Absolute Return Master Fund, L.L.C.
                    Notes to Financial Statements (unaudited)

                               September 30, 2007

1. ORGANIZATION

Old Mutual Absolute Return Master Fund, L.L.C. (the "Fund") (formerly Old Mutual 2100 Absolute Return Master Fund, L.L.C.) is a Delaware limited liability company that is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as a non-diversified, closed-end, management investment company, which was formed on April 25, 2006 and commenced operations on November 1, 2006. The Fund is a master fund in a master/feeder structure into which its feeder funds, Old Mutual Absolute Return Fund, L.L.C. (the "Feeder Fund") (formerly Old Mutual 2100 Absolute Return Fund, L.L.C.) and Old Mutual Absolute Return Institutional Fund, L.L.C. (the "Institutional Feeder Fund") (formerly Old Mutual 2100 Absolute Return Institutional Fund, L.L.C.), (collectively, the "Feeders" or "Members"), invest substantially all of their assets. As of September 30, 2007, the Feeder Fund's investment in the Fund represented 89.7% of Members' Capital, the Institutional Feeder Fund's investment in the Fund represented 1.3% of Members' Capital and an affiliate of the Adviser (as defined in Note 3) had an investment in the Fund which represented 9.0% of Members' Capital.

The Fund employs a "fund of funds" investment program that enables eligible investors, through one investment, to participate in the investment programs of a professionally selected group of asset managers without being subject to the high minimum investment requirements that many asset managers typically impose. The Fund is similar to a private investment fund in that it is actively managed and interests in the Feeders ("Interests") are sold solely to high net worth individual and institutional investors, but differs from a typical private investment fund in that it has registered as an investment company under the 1940 Act.

The Fund's investment objective is to seek to generate attractive returns while attempting to reduce volatility. The Fund invests its assets primarily in private investment funds, joint ventures, investment companies and other similar investment vehicles ("Portfolio Funds") that are managed by a select group of portfolio managers ("Portfolio Managers") that invest in a variety of financial markets and utilize a broad range of alternative investment strategies.

2. SIGNIFICANT ACCOUNTING POLICIES

The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America. The following is a summary of the significant accounting policies followed by the Fund:

A. Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires the Adviser to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from these estimates.

                 Old Mutual Absolute Return Master Fund, L.L.C.
              Notes to Financial Statements (unaudited) (continued)

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

B. Portfolio Valuation and Investment Transactions

The net asset value of the Fund is determined by or at the discretion of the Adviser as of the close of business as of the end of each month in accordance with the valuation principles as may be determined from time to time pursuant to policies established by the Fund's Board of Managers (the "Board"). The net asset value of the Fund is based primarily on the fair value of each of its interests in Portfolio Funds. Ordinarily, these values are determined by the Portfolio Managers of the Portfolio Funds in accordance with the Portfolio Funds' valuation policies and as reported by the Portfolio Managers. As a general matter, the fair value of the Fund's interest in a Portfolio Fund represents the amount that the Fund could reasonably expect to receive from the Portfolio Fund if the Fund's interest were redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable.

The Fund's valuation procedures require the Adviser to consider all relevant information available at the time the Fund values its assets. The Adviser or, in certain cases, the Fund's Board, will consider such information, and may conclude in certain circumstances that the information provided by a Portfolio Manager does not represent the fair value of the Fund's interests in a Portfolio Fund. Following procedures adopted by the Board, in the absence of specific transaction activity in interests in a particular Portfolio Fund, the Fund could consider whether it was appropriate, in light of all relevant circumstances, to value such a position at the Portfolio Fund's net asset value as reported at the time of valuation, or whether to adjust such value to reflect a premium or discount to net asset value. Any such decision must be made in good faith, and subject to the review and supervision of the Board.

Realized gains and losses from Portfolio Fund transactions are calculated on the identified cost basis. Investments are recorded on the effective date of the subscription to or redemption from the Portfolio Fund.

Interest income is recorded on an accrual basis and consists of interest earned on cash.

C. Income Taxes

Counsel to the Fund rendered an opinion that the Fund will be classified as a partnership and not as an association taxable as a corporation for Federal tax purposes. Counsel to the Fund also rendered its opinion that, under a "facts and circumstances" test, the Fund will not be treated as a "publicly traded partnership" taxable as a corporation. Accordingly, the Fund should not be subject to Federal income tax, and each Member will be required to report on its own annual tax return such Member's distributive share of the Fund's taxable income or loss.

                 Old Mutual Absolute Return Master Fund, L.L.C.
              Notes to Financial Statements (unaudited) (continued)

2. SIGNIFICANT ACCOUNTING POLICIES (CONCLUDED)

D. Distribution Policy

The Fund has no present intention of making periodic distributions of its net investment income or capital gains, if any, to Members. The amount and frequency of distributions, if any, will be determined in the sole discretion of the Board.

E. Distributions from Portfolio Funds

Distributions from Portfolio Funds will be classified as investment income or realized gains in the Statements of Operations, or alternatively, as a decrease to the cost of the investments based on the U.S. income tax characteristics of the distribution if such information is available. In cases where the tax characteristics are not available, such distribution will be classified as investment income.

F. Cash

As of September 30, 2007, cash consists of an investment in a money market fund affiliated with the Administrator (as defined in Note 3). The investment is carried at cost, which approximates market value.

3. MANAGEMENT FEE, RELATED PARTY TRANSACTIONS AND OTHER

Larch Lane Advisors LLC (the "Adviser") (formerly, 2100 Larch Lane LLC), a Delaware limited liability company, serves as the investment adviser of the Fund pursuant to an agreement dated October 13, 2006. The initial term of the agreement expires on October 13, 2008 and may be continued in effect from year to year thereafter if its continuance is approved annually. The Adviser is registered as an investment adviser under the Investment Advisers Act of 1940, as amended (the "Advisers Act"). LLA Holdings, LLC, the special member of the Adviser, owns 81.25% of the Adviser and is an indirect majority-owned subsidiary of Old Mutual (US) Holdings, Inc. ("OMUSH"), which is a wholly-owned subsidiary of Old Mutual plc, a London exchange listed international financial services firm. OMUSH is also a member of the Fund. OMUSH did not contribute during the period and has Members' capital of $1,068,597 as of September 30, 2007. The Adviser is responsible for developing, implementing and supervising the Fund's investment program and providing day-to-day management services to the Fund.

Under the agreement with the Adviser, the Fund does not pay any investment management fee to the Adviser. However, under the agreement, in the event the Adviser ceases to serve as the Adviser to each Feeder, the Master Fund would then be subject to a fee that is calculated and payable in accordance with the lowest annual rate that had most recently been charged by the Adviser to a Feeder.

                 Old Mutual Absolute Return Master Fund, L.L.C.
              Notes to Financial Statements (unaudited) (continued)

3. MANAGEMENT FEE, RELATED PARTY TRANSACTIONS AND OTHER (CONCLUDED)

The Fund and the Feeder Fund have entered into a Master/Feeder Agreement dated October 13, 2006 and the Fund and the Institutional Feeder Fund have entered into a Master/Feeder Agreement dated February 8, 2007. Pursuant to the agreement, the Fund and the Feeders will each have the same investment objective and substantially the same investment policies. The Feeders will pursue their investment objectives by investing on an ongoing basis substantially all of their investable assets in the Fund in exchange for limited liability company interests in the Fund. The Master/Feeder Agreements will remain in effect unless terminated by the Fund or the Feeders.

The Fund is managed by the Board of Managers (the "Board") and each member of the Board who is not an "interested manager" of the Fund, as defined by the 1940 Act (the "Independent Managers"), is entitled to an annual retainer of $2,500 and will be reimbursed by the Fund for travel-related expenses. The Independent Managers of the Board are Gerald Hellerman, Paul D. Malek, and George W. Morriss.

Pursuant to an administrative services agreement dated October 13, 2006 and amended February 8, 2007, SEI Investments Global Funds Services (the "Administrator"), provides various administrative services to the Fund and the Feeders, including fund accounting, investor accounting and taxation services, maintaining the register of the Fund and generally performing all actions related to the issuance and transfer of Interests; reviewing and, subject to approval by the Fund, accepting subscriptions for Interests and accepting payment therefore; performing all acts related to the repurchase of Interests; and performing all other clerical services necessary in connection with the administration of the Fund. The initial term of the agreement expires on November 1, 2009 and may be continued in effect from year to year thereafter if its continuance is approved annually.

In consideration for the services provided by the Administrator, the Fund pays the Administrator a monthly fee calculated and assessed monthly in arrears at an annualized rate of 0.01% of the Fund's net assets, subject to a minimum annual fee of $5,000.

SEI Private Trust Company (the "Custodian") serves as the custodian for the assets of the Fund pursuant to an agreement dated October 13, 2006. In consideration for the services provided by the Custodian, the Fund pays the Custodian a monthly fee at an annualized rate of 0.0075% of the Fund's net assets, subject to a minimum annual fee of $1,500. The agreement will remain in effect unless terminated by the Fund or the Custodian.

4. FUND EXPENSES

The Fund bears its own operating expenses. These operating expenses include, but are not limited to: all investment-related expenses (including, but not limited to, fees paid directly or indirectly to Portfolio Managers, investment-related interest expenses, all costs and expenses directly related to portfolio transactions and positions, transfer taxes and premiums and taxes withheld on foreign dividends); any non-investment related interest expense; fees and disbursements of any attorneys or accountants engaged

                 Old Mutual Absolute Return Master Fund, L.L.C.
              Notes to Financial Statements (unaudited) (continued)

4. FUND EXPENSES (CONCLUDED)

on behalf of the Fund; entity-level taxes, audit and tax preparation fees and expenses; administrative expenses and fees of the Fund; custody expenses of the Fund; the costs of an errors and omissions/directors and officers liability insurance and a fidelity bond for the Fund; fees and travel-related expenses of the Board of the Fund who are not employees of the Adviser or any affiliate of the Adviser; all costs and charges for equipment or services used in communicating information regarding the Fund's transactions among the sub-Adviser and any custodian or other agent engaged by the Fund; any extraordinary expenses; and such other expenses as may be approved from time to time by the Board.

The Fund also indirectly bears fees and expenses of the Portfolio Funds. Each Portfolio Manager generally receives a management fee and a performance fee or allocation with respect to the assets of Portfolio Funds that it manages. The amount of these fees and allocations varies among Portfolio Managers, but the management fees are generally expected to be between 1.0%-2.0%, on an annual basis, of the total assets managed by a Portfolio Manager, and the performance fees or allocations are generally expected to be between 15%-25% of the net capital appreciation (if any) in the assets managed by a Portfolio Manager.

5. INITIAL OFFERING COSTS AND ORGANIZATION EXPENSES

The Fund incurred initial offering costs totaling approximately $14,725 comprised principally of legal costs pertaining to the preparation of the Fund's offering documents. These costs are being amortized over the initial twelve-month period which expired on October 31, 2007.

Costs incurred in connection with the organization of the Fund were expensed at April 25, 2006, the inception date. The Adviser paid the costs in connection with the organization of the Fund and agreed to absorb $15,000 of the organization costs. The Fund incurred $109,900 in organization costs and will repay the Adviser.

6. BORROWINGS

The Fund is authorized to borrow money for investment purposes, to meet repurchase requests and for cash management purposes. Borrowings by the Fund are subject to a 300% asset coverage requirement under the 1940 Act. Portfolio Funds that are not registered investment companies are not subject to this requirement. The Fund had no borrowings during the period ended September 30, 2007.

                 Old Mutual Absolute Return Master Fund, L.L.C.
              Notes to Financial Statements (unaudited) (continued)

7. CAPITAL ACCOUNTS AND ALLOCATIONS

The Fund maintains a separate capital account for each Member. The net profits or net losses of the Fund (including, without limitation, net realized gain or loss and the net change in unrealized appreciation or depreciation of securities positions) are credited to or debited against the capital accounts of Members as of the end of each fiscal period in accordance with their respective investment percentages for the period. Each Member's investment percentage is determined each fiscal period by dividing, as of the commencement of the period, the balance of the Member's capital account by the sum of the balances of the capital accounts of all Members.

A fiscal period begins on the day after the last day of the preceding fiscal period and ends at the close of business on the first to occur of: (i) the last day of each fiscal year (March 31); (ii) the last day of each taxable year (December 31); (iii) the day preceding the date as of which any contributions to the capital of the Fund is made; (iv) any day as of which the Fund repurchases the Interest (or portion thereof) of any Member; or (v) any day as of which any amount is credit to or debited from the capital account of any Member other than an amount to be credited to or debited from the capital accounts of all Members in accordance with their respective investment percentages.

8. SUBSCRIPTIONS AND REDEMPTIONS OF INTERESTS

The Board may admit one or more Members generally at the beginning of each month; provided, however, that the Fund may, in the discretion of the Board, admit Members more or less frequently.

No Member or other person holding an Interest or portion thereof shall have the right to require the Fund to repurchase that Interest or portion thereof. The Board, in its sole discretion and on such terms and conditions as it may determine, may cause the Fund to repurchase Interests or portions thereof pursuant to written tenders. However, the Fund shall not offer to repurchase Interests on more than four occasions during any one fiscal year; provided that offers made more than semi-annually in any taxable year shall only be accepted if Members give at least 65 days' notice of their acceptance in any tax year, unless it has consulted with counsel to the Fund and determined that more frequent offers would not cause any adverse tax consequences to the Fund or the Members. In determining whether to cause the Fund to repurchase Interests or portions thereof pursuant to written tenders, the Board shall consider, among other things, the recommendation of the Adviser.

9. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

In the normal course of business, the Portfolio Funds in which the Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing options contracts, and swap contracts. The Fund's risk of loss in the Portfolio Funds is limited to the value of these investments reported by the Portfolio Funds.

                 Old Mutual Absolute Return Master Fund, L.L.C.
              Notes to Financial Statements (unaudited) (continued)

10. INDEMNIFICATIONS

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

11. CONCENTRATION OF RISK

The Fund invests primarily in Portfolio Funds that are not registered under the 1940 Act which invest in and actively trade securities and other financial instruments using different strategies and investment techniques, including leverage, which may involve significant risks. These Portfolio Funds may invest a high percentage of their assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Portfolio Funds may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility of the Portfolio Funds' net asset value.

The Fund may invest in a limited number of Portfolio Funds. Such concentration may result in additional risk. The Portfolio Funds may enter into the following transactions and certain of the related risks are described below:

A. Short Sales

Short sales are sales of securities that are not owned or that are not intended for delivery and the seller will therefore be obligated to purchase such securities at a future date. The value of the open short position is recorded as a liability, and the seller records unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position. A realized gain or loss is recorded when the short position is closed out. By entering into short sales, the seller bears the market risk of increases in value of the security sold short in excess of the proceeds received.

B. Swap Agreements

A swap contract is a contract under which two parties agree to make periodic payments to each other based on the value of a security, a specified interest rate, an index or the value of some other instrument applied to a stated or "notional" amount. Swaps are subject to various types of risk, including market risk, liquidity risk, counterparty credit risk, legal risk and operations risk.

C. Options

The Portfolio Funds may buy or write put and call options through listed exchanges and the over-the-counter market. The buyer has the right, but not the obligation, to purchase (in the case of a call option)

                 Old Mutual Absolute Return Master Fund, L.L.C.
              Notes to Financial Statements (unaudited) (continued)

11. CONCENTRATION OF RISK (CONTINUED)

or sell (in the case of a put option) a specified quantity of a specific security or other underlying asset at a specified price prior to or on a specified expiration date. The writer of an option is exposed to the risk of loss if the market price of the underlying asset declines (in the case of a put option) or increases (in the case of call option). The writer of an option can never profit by more than the premium paid by the buyer but can lose an unlimited amount.

D. Futures Contracts

The Portfolio Funds may use futures contracts for hedging and non-hedging purposes. Upon entering into a futures contract, the Portfolio Funds are required to deposit an amount ("initial margin") equal to a certain percentage of the contract value. Pursuant to the contract, the Portfolio Funds agree to receive from, or pay to, the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Portfolio Funds as unrealized gains or losses. When the contract is closed, the Portfolio Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time when it was closed. The use of futures transactions includes the risk of imperfect correlation in movements in the price of futures contracts, interest rates, underlying hedged assets, and the possible inability of the counterparties to meet the terms of their contracts.

E. Leverage Transactions

In order to obtain more investable cash, the Portfolio Funds may use various forms of leverage including purchasing securities on margin. Such leverage may allow the Portfolio Funds to increase partners' capital at a greater rate during favorable markets, but also may lead to a more rapid decrease in partners' capital in unfavorable markets. A margin transaction consists of purchasing an investment with money loaned by a broker and agreeing to repay the broker at a later date. Interest expense on the outstanding margin balance is based on market rates at the time of the borrowing.

F. Forward Foreign Currency Contracts

The Portfolio Funds may enter into forward foreign currency contracts. Forward contracts are over-the-counter contracts for delayed delivery of currency in which the buyer agrees to buy and the seller agrees to deliver a specified currency at a specified price on a specified date. Because the terms of forward contracts are not standardized, they are not traded on organized exchanges and generally can be terminated or closed-out only by agreement of both parties to the contract. All commitments are marked to market on each valuation date at the applicable foreign exchange rate and any resulting unrealized gain or loss is recorded on such date. The Portfolio Fund realizes gains and losses at the time forward contracts are extinguished or closed upon entering into an offsetting contract.

                 Old Mutual Absolute Return Master Fund, L.L.C.
              Notes to Financial Statements (unaudited) (continued)

11. CONCENTRATION OF RISK (CONTINUED)

G. Repurchase Agreements

Repurchase agreements are agreements under which a Portfolio Fund or the Fund purchases securities from a bank that is a member of the Federal Reserve System, a foreign bank or a securities dealer that agrees to repurchase the securities from the Portfolio Fund at a higher price on a designated future date. If the seller under a repurchase agreement becomes insolvent, the Portfolio Fund's right to dispose of the securities may be restricted, or the value of the securities may decline before the Portfolio Fund is able to dispose of them.

H. Reverse Repurchase Agreements

Reverse repurchase agreements are a form of borrowing that involves a sale of a security by a Portfolio Fund to a bank or securities dealer and the Portfolio Fund's simultaneous agreement to repurchase that security for a fixed price (reflecting a market rate of interest) on a specific date. These transactions involve a risk that the other party to a reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the Portfolio Fund. Reverse repurchase transactions are a form of leverage and may increase the volatility of a Portfolio Fund's investment portfolio.

I. Lending Portfolio Securities

Portfolio Funds may lend securities held in their portfolios to brokers, dealers and other financial institutions needing to borrow securities to complete certain transactions. The lending Portfolio Fund continues to be entitled to payments in amounts equal to the interest, dividends or other distributions payable on the loaned securities which afford it an opportunity to earn interest on the amount of the loan and on the loaned securities' collateral. Loans of portfolio securities by a Sub-Manager may not exceed 33-1/3% of the value of a Portfolio Account's total assets, and, in respect of such transactions, the Portfolio Fund will receive collateral consisting of cash, U.S. Government Securities or irrevocable letters of credit which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. A Portfolio Fund might experience loss if the institution with which the Portfolio Fund has engaged in a portfolio loan transaction breaches its agreement with the Portfolio Fund.

J. When-Issued and Forward Commitment Securities

Portfolio Managers may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis in order to hedge against anticipated changes in interest rates and prices. These transactions involve a commitment by a Portfolio Fund to purchase or sell securities at a future date (ordinarily one or two months later). The price of the underlying securities, which is generally expressed in terms of yield, is fixed at the time the commitment is made, but delivery and payment for

                 Old Mutual Absolute Return Master Fund, L.L.C.
              Notes to Financial Statements (unaudited) (continued)

11. CONCENTRATION OF RISK (CONCLUDED)

the securities takes place at a later date. No income accrues on securities that have been purchased pursuant to a forward commitment or on a when-issued basis prior to delivery to the Portfolio Fund. When-issued securities and forward commitments may be sold prior to the settlement date. If a Portfolio Fund disposes of the right to acquire a when-issued security prior to its acquisition or disposes of its right to deliver or receive against a forward commitment, it may incur a gain or loss.

There is a risk that securities purchased on a when-issued basis may not be delivered and that the purchaser of securities sold by a Portfolio Fund on a forward basis will not honor its purchase obligation. In such cases, a Portfolio Fund may incur a loss.

K. Restricted and Illiquid Investments

Portfolio Funds may invest in restricted securities and other investments which are illiquid. Restricted securities are securities that may not be sold to the public without an effective registration statement under the Securities Act of 1933 or, if they are unregistered, may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. The Fund's interests in unregistered Portfolio Funds are themselves illiquid and subject to substantial restrictions on transfer. The Fund may liquidate an interest and withdraw from an unregistered Portfolio Fund pursuant to limited withdrawal rights. The illiquidity of these interests may adversely affect the Fund if it is unable to withdraw its investment in a Portfolio Fund promptly after it determines to do so.

L. Liquidity

The Portfolio Funds provide for periodic redemptions, with lock-up provisions ranging from one year to three years from the initial investment. The liquidity provisions shown on the Schedule of Investments apply after the lock-up provisions.

12. INVESTMENT TRANSACTIONS

For the period ended September 30, 2007, the Fund redeemed investments in Portfolio Funds in the amount of $200,950.

13. INVESTMENTS

As of September 30, 2007, the Fund had investments in eighteen Portfolio Funds, none of which were related parties.

The Fund limits its investment position in any one Portfolio Fund to less than 5% of the Portfolio Fund's outstanding voting securities, absent an order of the Securities and Exchange Commission (the "SEC") (or assurances from the SEC staff) under which the Fund's contribution and withdrawal of capital from a

                 Old Mutual Absolute Return Master Fund, L.L.C.
              Notes to Financial Statements (unaudited) (continued)

13. INVESTMENTS (CONTINUED)

Portfolio Fund in which it holds 5% or more of the outstanding interests will not be subject to various 1940 Act prohibitions on affiliated transactions. The Fund also is not required to adhere to this 5% investment limitation to the extent that it relies on certain SEC rules that provide exemptions from 1940 Act prohibitions on affiliated transactions. However, to facilitate investments in smaller Portfolio Funds deemed attractive by the Adviser, the Fund may purchase non-voting securities of, or waive its right to vote its interests in, Portfolio Funds. Although the Fund may hold non-voting interests, the 1940 Act and the rules and regulations thereunder may nevertheless require the Fund to limit its position in any one Portfolio Fund, if investments in a Portfolio Fund by the Fund will equal or exceed 25% of the Portfolio Fund's assets, or such lower percentage limit as may be determined by the Fund in consultation with its counsel. These restrictions could change from time to time as applicable laws, rules or interpretations thereof are modified.

Portfolio Funds' Investment Strategies:

CAPITAL STRUCTURE ARBITRAGE

Capital Structure Arbitrage managers will typically buy "long" and sell "short" different classes of securities of the same issuer in anticipation of profiting from the relative mispricing between them. Convertible-bond arbitrage and equity-warrant arbitrage are forms of balance-sheet arbitrage.

COMMODITY TRADING ADVISOR

Commodity Trading Advisor managers will typically have portfolio funds employing this particular strategy purchase and sell local or foreign currency, commodity futures and options or such futures contracts based on supply and demand factors affecting price within each market. Certain Portfolio funds also use commodity-related equities to implement their strategies.

EQUITY LONG BIAS

Equity Long Bias managers will typically have portfolios of long equities as well as some short positions. Unlike variable bias or market neutral, Equity Long Bias managers are expected to average at least 70% net long (gross long positions minus short positions). Leverage may be employed, though likely at a lower amount than market neutral or variable bias strategies. This strategy will show a high degree of correlation to equity markets, as the majority of their profits will stem from their long positions. Short positions will typically be used to hedge though may also be opportunistic in nature.

EQUITY MARKET NEUTRAL

Equity Market Neutral managers will typically have portfolios of long equities and short equities in equal amounts. While this strategy does offer some flexibility, managers in this strategy are expected to keep their net exposure within +/-20%. Leverage will be employed. Short positions can be hedges or profit centers. While an overall fund can be market neutral, managers may take sector exposure (though many do not). This strategy should show little correlation to equity markets, as returns are driven by stock picking, or in the case of quantitatively driven strategies, factors.

                 Old Mutual Absolute Return Master Fund, L.L.C.
              Notes to Financial Statements (unaudited) (continued)

13. INVESTMENTS (CONCLUDED)

Portfolio Funds' Investment Strategies (concluded):

EQUITY VARIABLE BIAS

Equity Variable Bias managers will typically have portfolios of long equities and short equities. As per the strategy name, net exposure is variable, ranging from net long to net short to market neutral. Security selection may either be fundamental or quantitative while net exposure can be either bottom up (security specific) or top down (macro driven). Leverage is also variable, with some managers in this strategy using little or no leverage while others may use substantial leverage; typically, leverage will be lower than found in Equity Market Neutral. Short positions can be hedges or profit centers. While the bulk of the portfolio should consist of equities, indices, ETFS, options and futures may also be used. This strategy's correlation to equity markets will vary, with returns are driven by stock picking as well as net positioning.

EVENT DRIVEN

Event Driven managers will typically employ strategies that involve investing in companies experiencing significant corporate changes. Mispricings arise from events such as spin-offs, restructurings, stub trades, or other corporate changes that the broad market does not fully comprehend and appropriately value. This strategy also includes activist managers who take controlling stakes in companies and force the "event" internally.

RELATIVE VALUE

Relative Value managers typically seek risk-adjusted absolute returns with volatility and correlation lower than the broad equity markets by allocating assets to Advisors that operate primarily in the global relative value sector. Relative value strategies seek to profit from the mispricing of financial instruments, capturing spreads between related securities that deviate from their fair value or historical norms. Directional and market exposure is generally held to a minimum or completely hedged. Strategies that may be utilized in the relative value sector include convertible arbitrage, equity arbitrage and fixed-income arbitrage. Other strategies may be employed as well.

14. RECENT ACCOUNTING PRONOUNCEMENTS

On July 13, 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year.

                 Old Mutual Absolute Return Master Fund, L.L.C.
              Notes to Financial Statements (unaudited) (concluded)

14. RECENT ACCOUNTING PRONOUNCEMENTS (CONCLUDED)

Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Based on its analysis, management has determined that the adoption of FIN 48 did not have a material impact to the Fund's financial statements upon adoption. However, management's conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from the FASB, and on-going analyses of and changes to tax laws, regulations and interpretations thereof.

In September 2006, the Financial Accounting Standards Board ("FASB") issued Statement on Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. At this time, management is evaluating the implications of FAS 157 and its impact on the financial statements has not yet been determined.

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form N-CSRS.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEMS 12. EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for each of the principal executive officer and the principal financial officer of the registrant, as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), FILED HEREWITH.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b), FILED HEREWITH.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)                            Old Mutual Absolute Return Fund, L.L.C.


By (Signature and Title)*               /s/ William J. Landes
                                        ---------------------
                                        William J. Landes
                                        President & Chief Executive Officer

Date: December 4, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*               /s/ William J. Landes
                                        ---------------------
                                        William J. Landes
                                        President & Chief Executive Officer
Date: December 4, 2007


By (Signature and Title)*               /s/ Ross Weissman
                                        -----------------
                                        Ross Weissman
                                        Treasurer & Chief Financial Officer
Date: December 5, 2007


* Print the name and title of each signing officer under his or her signature.